Summary of Significant Accounting Policies (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of potentially outstanding dilutive shares
Total Potential Dilutive Shares	48,100,000	37,100,000	35,447,522	37,418,169
Convertible notes [Member]
Summary of potentially outstanding dilutive shares
Total Potential Dilutive Shares			55,899	1,500,000
Preferred stock issued [Member]
Summary of potentially outstanding dilutive shares
Total Potential Dilutive Shares			25,000,000	25,000,000
Warrants [Member]
Summary of potentially outstanding dilutive shares
Total Potential Dilutive Shares			10,354,738	10,918,169
Options [Member]
Summary of potentially outstanding dilutive shares
Total Potential Dilutive Shares			36,885